Revenues (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement Line Items [Line Items]
Revenues	$ 9,781	$ 5,561
Toll Milling Arrangement [Member]
Statement Line Items [Line Items]
Revenues		$ 496